Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000008940 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Fund
Class Name	Class 1
Trading Symbol	JIGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class 1/JIGDX)	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Opportunistic Fixed Income Fund (Class 1/JIGDX) returned 6.78% for the year ended August 31, 2024. The 12-month period was characterized by modest interest-rate volatility, as global central bank monetary policy diverged, and limited credit-related volatility, as credit spreads generally tightened.
TOP PERFORMANCE CONTRIBUTORS
Interest-rate positioning | The fund’s duration and yield curve positioning helped drive positive total returns.
Credit exposure | Credit exposure was also additive within the portfolio, particularly within short-cycle credit sectors, such as bank loans, high yield, and structured products.
Strategic sector positioning | Within the fund’s strategic sector, investments in emerging-markets local debt had a positive impact.
TOP PERFORMANCE DETRACTORS
Tactical asset allocation | Within the fund’s tactical asset allocation component, exposure to peripheral European sovereign debt detracted.
Derivative investments | In aggregate, derivatives, especially credit default swaps, had a negative impact on performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Fund (Class 1/JIGDX)	6.78%	1.65%	1.76%
Bloomberg Global Aggregate Bond (USD Hedged) Index	7.48%	0.24%	2.18%
Bloomberg Global Aggregate Bond Index	6.90%	(1.37)%	0.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 123,682,827
Holdings Count | Holding	1,003
Advisory Fees Paid, Amount	$ 575,563
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$123,682,827
Total number of portfolio holdings	1,003
Total advisory fees paid (net)	$575,563
Portfolio turnover rate	90%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.2%
U.S. Government	22.8%
U.S. Government Agency	12.4%
Corporate bonds	10.6%
Convertible bonds	3.9%
Asset backed securities	3.0%
Collateralized mortgage obligations – U.S. Government Agency	2.3%
Term loans	2.0%
Collateralized mortgage obligations – Commercial and residential	1.1%
Preferred securities	0.9%
Short-term investments	8.8%

Country Composition
United States	61.2%
New Zealand	4.4%
Australia	3.4%
Colombia	2.9%
Brazil	2.8%
Norway	2.4%
Iceland	2.1%
Mexico	1.8%
France	1.7%
United Kingdom	1.4%
Other countries	15.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000218633 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Fund
Class Name	Class A
Trading Symbol	JABWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class A/JABWX)	$121	1.17%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Opportunistic Fixed Income Fund (Class A/JABWX) returned 6.53% (excluding sales charges) for the year ended August 31, 2024. The 12-month period was characterized by modest interest-rate volatility, as global central bank monetary policy diverged, and limited credit-related volatility, as credit spreads generally tightened.
TOP PERFORMANCE CONTRIBUTORS
Interest-rate positioning | The fund’s duration and yield curve positioning helped drive positive total returns.
Credit exposure | Credit exposure was also additive within the portfolio, particularly within short-cycle credit sectors, such as bank loans, high yield, and structured products.
Strategic sector positioning | Within the fund’s strategic sector, investments in emerging-markets local debt had a positive impact.
TOP PERFORMANCE DETRACTORS
Tactical asset allocation | Within the fund’s tactical asset allocation component, exposure to peripheral European sovereign debt detracted.
Derivative investments | In aggregate, derivatives, especially credit default swaps, had a negative impact on performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Fund (Class A/JABWX)	2.29%	0.65%	1.25%
Opportunistic Fixed Income Fund (Class A/JABWX)—excluding sales charge	6.53%	1.47%	1.67%
Bloomberg Global Aggregate Bond (USD Hedged) Index	7.48%	0.24%	2.18%
Bloomberg Global Aggregate Bond Index	6.90%	(1.37)%	0.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 123,682,827
Holdings Count | Holding	1,003
Advisory Fees Paid, Amount	$ 575,563
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$123,682,827
Total number of portfolio holdings	1,003
Total advisory fees paid (net)	$575,563
Portfolio turnover rate	90%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.2%
U.S. Government	22.8%
U.S. Government Agency	12.4%
Corporate bonds	10.6%
Convertible bonds	3.9%
Asset backed securities	3.0%
Collateralized mortgage obligations – U.S. Government Agency	2.3%
Term loans	2.0%
Collateralized mortgage obligations – Commercial and residential	1.1%
Preferred securities	0.9%
Short-term investments	8.8%

Country Composition
United States	61.2%
New Zealand	4.4%
Australia	3.4%
Colombia	2.9%
Brazil	2.8%
Norway	2.4%
Iceland	2.1%
Mexico	1.8%
France	1.7%
United Kingdom	1.4%
Other countries	15.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for Class A shares. As a result, effective March 1, 2024, the maximum up-front sales charge on Class A shares was reduced from 5% to 4% of purchase price, and the maximum CDSC as a percentage of purchase or sale price, whichever is less, was reduced from 1.00% on certain purchases of $1 million or more, to 0.75% on certain purchases of $500,000 or more.
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Expenses [Text Block]	As a result, effective March 1, 2024, the maximum up-front sales charge on Class A shares was reduced from 5% to 4% of purchase price, and the maximum CDSC as a percentage of purchase or sale price, whichever is less, was reduced from 1.00% on certain purchases of $1 million or more, to 0.75% on certain purchases of $500,000 or more.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000218634 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Fund
Class Name	Class C
Trading Symbol	JABOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class C/JABOX)	$197	1.92%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Opportunistic Fixed Income Fund (Class C/JABOX) returned 5.64% (excluding sales charges) for the year ended August 31, 2024. The 12-month period was characterized by modest interest-rate volatility, as global central bank monetary policy diverged, and limited credit-related volatility, as credit spreads generally tightened.
TOP PERFORMANCE CONTRIBUTORS
Interest-rate positioning | The fund’s duration and yield curve positioning helped drive positive total returns.
Credit exposure | Credit exposure was also additive within the portfolio, particularly within short-cycle credit sectors, such as bank loans, high yield, and structured products.
Strategic sector positioning | Within the fund’s strategic sector, investments in emerging-markets local debt had a positive impact.
TOP PERFORMANCE DETRACTORS
Tactical asset allocation | Within the fund’s tactical asset allocation component, exposure to peripheral European sovereign debt detracted.
Derivative investments | In aggregate, derivatives, especially credit default swaps, had a negative impact on performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Fund (Class C/JABOX)	4.64%	0.97%	1.42%
Opportunistic Fixed Income Fund (Class C/JABOX)—excluding sales charge	5.64%	0.97%	1.42%
Bloomberg Global Aggregate Bond (USD Hedged) Index	7.48%	0.24%	2.18%
Bloomberg Global Aggregate Bond Index	6.90%	(1.37)%	0.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 123,682,827
Holdings Count | Holding	1,003
Advisory Fees Paid, Amount	$ 575,563
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$123,682,827
Total number of portfolio holdings	1,003
Total advisory fees paid (net)	$575,563
Portfolio turnover rate	90%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.2%
U.S. Government	22.8%
U.S. Government Agency	12.4%
Corporate bonds	10.6%
Convertible bonds	3.9%
Asset backed securities	3.0%
Collateralized mortgage obligations – U.S. Government Agency	2.3%
Term loans	2.0%
Collateralized mortgage obligations – Commercial and residential	1.1%
Preferred securities	0.9%
Short-term investments	8.8%

Country Composition
United States	61.2%
New Zealand	4.4%
Australia	3.4%
Colombia	2.9%
Brazil	2.8%
Norway	2.4%
Iceland	2.1%
Mexico	1.8%
France	1.7%
United Kingdom	1.4%
Other countries	15.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000218631 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Fund
Class Name	Class I
Trading Symbol	JABTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class I/JABTX)	$95	0.92%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Opportunistic Fixed Income Fund (Class I/JABTX) returned 6.72% for the year ended August 31, 2024. The 12-month period was characterized by modest interest-rate volatility, as global central bank monetary policy diverged, and limited credit-related volatility, as credit spreads generally tightened.
TOP PERFORMANCE CONTRIBUTORS
Interest-rate positioning | The fund’s duration and yield curve positioning helped drive positive total returns.
Credit exposure | Credit exposure was also additive within the portfolio, particularly within short-cycle credit sectors, such as bank loans, high yield, and structured products.
Strategic sector positioning | Within the fund’s strategic sector, investments in emerging-markets local debt had a positive impact.
TOP PERFORMANCE DETRACTORS
Tactical asset allocation | Within the fund’s tactical asset allocation component, exposure to peripheral European sovereign debt detracted.
Derivative investments | In aggregate, derivatives, especially credit default swaps, had a negative impact on performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Fund (Class I/JABTX)	6.72%	1.63%	1.75%
Bloomberg Global Aggregate Bond (USD Hedged) Index	7.48%	0.24%	2.18%
Bloomberg Global Aggregate Bond Index	6.90%	(1.37)%	0.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 123,682,827
Holdings Count | Holding	1,003
Advisory Fees Paid, Amount	$ 575,563
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$123,682,827
Total number of portfolio holdings	1,003
Total advisory fees paid (net)	$575,563
Portfolio turnover rate	90%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.2%
U.S. Government	22.8%
U.S. Government Agency	12.4%
Corporate bonds	10.6%
Convertible bonds	3.9%
Asset backed securities	3.0%
Collateralized mortgage obligations – U.S. Government Agency	2.3%
Term loans	2.0%
Collateralized mortgage obligations – Commercial and residential	1.1%
Preferred securities	0.9%
Short-term investments	8.8%

Country Composition
United States	61.2%
New Zealand	4.4%
Australia	3.4%
Colombia	2.9%
Brazil	2.8%
Norway	2.4%
Iceland	2.1%
Mexico	1.8%
France	1.7%
United Kingdom	1.4%
Other countries	15.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000218632 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Fund
Class Name	Class R6
Trading Symbol	JABUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class R6/JABUX)	$84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Opportunistic Fixed Income Fund (Class R6/JABUX) returned 6.90% for the year ended August 31, 2024. The 12-month period was characterized by modest interest-rate volatility, as global central bank monetary policy diverged, and limited credit-related volatility, as credit spreads generally tightened.
TOP PERFORMANCE CONTRIBUTORS
Interest-rate positioning | The fund’s duration and yield curve positioning helped drive positive total returns.
Credit exposure | Credit exposure was also additive within the portfolio, particularly within short-cycle credit sectors, such as bank loans, high yield, and structured products.
Strategic sector positioning | Within the fund’s strategic sector, investments in emerging-markets local debt had a positive impact.
TOP PERFORMANCE DETRACTORS
Tactical asset allocation | Within the fund’s tactical asset allocation component, exposure to peripheral European sovereign debt detracted.
Derivative investments | In aggregate, derivatives, especially credit default swaps, had a negative impact on performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Fund (Class R6/JABUX)	6.90%	1.71%	1.78%
Bloomberg Global Aggregate Bond (USD Hedged) Index	7.48%	0.24%	2.18%
Bloomberg Global Aggregate Bond Index	6.90%	(1.37)%	0.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 123,682,827
Holdings Count | Holding	1,003
Advisory Fees Paid, Amount	$ 575,563
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$123,682,827
Total number of portfolio holdings	1,003
Total advisory fees paid (net)	$575,563
Portfolio turnover rate	90%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.2%
U.S. Government	22.8%
U.S. Government Agency	12.4%
Corporate bonds	10.6%
Convertible bonds	3.9%
Asset backed securities	3.0%
Collateralized mortgage obligations – U.S. Government Agency	2.3%
Term loans	2.0%
Collateralized mortgage obligations – Commercial and residential	1.1%
Preferred securities	0.9%
Short-term investments	8.8%

Country Composition
United States	61.2%
New Zealand	4.4%
Australia	3.4%
Colombia	2.9%
Brazil	2.8%
Norway	2.4%
Iceland	2.1%
Mexico	1.8%
France	1.7%
United Kingdom	1.4%
Other countries	15.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000085587 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Fund
Class Name	Class A
Trading Symbol	JIPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class A/JIPAX)	$113	1.09%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class A/JIPAX) returned 7.44% (excluding sales charges) for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining inflation, resilient economic growth, and expectations for interest rate cuts by the U.S. Federal Reserve, all of which contributed to lower bond yields. Sector performance was also a key factor, with corporate bonds posting the best returns, while government securities lagged.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield corporate debt, investment-grade corporate bonds, and convertible bonds represented nearly 40% of the portfolio on average during the period.
Emerging markets debt | Government and corporate bonds in emerging markets benefited from declining inflation and interest rate cuts by central banks in many emerging market countries.
Global bond exposure | Bond holdings in Canada, Australia, and New Zealand added value as bonds in these countries outperformed the U.S. market.
TOP PERFORMANCE DETRACTORS
Foreign currency exposure | A stronger U.S. dollar during the period weighed on the fund’s exposure to foreign currencies, particularly the Japanese yen and Singaporean dollar.
Longer-term bonds | The fund’s holdings of bonds with maturities of 20 years or more detracted from performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class A/JIPAX)	3.09%	0.96%	1.87%
Strategic Income Opportunities Fund (Class A/JIPAX)—excluding sales charge	7.44%	1.78%	2.28%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,993,996,000
Holdings Count | Holding	565
Advisory Fees Paid, Amount	$ 18,751,043
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,993,996,000
Total number of portfolio holdings	565
Total advisory fees paid (net)	$18,751,043
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	44.4%
Foreign government obligations	24.1%
U.S. Government	7.8%
U.S. Government Agency	4.7%
Convertible bonds	3.4%
Collateralized mortgage obligations – Commercial and residential	3.1%
Collateralized mortgage obligations – U.S. Government Agency	2.9%
Municipal bonds	2.5%
Term loans	2.1%
Asset backed securities	1.7%
Preferred securities	1.0%
Short-term investments and other	2.3%

Net Currency Exposure
United States Dollar	88.5%
Australian Dollar	4.4%
Indonesian Rupiah	2.6%
Other Currencies	2.2%
Korean Won	2.0%
Norwegian Krone	1.7%
Philippine Peso	1.7%
Indian Rupee	1.4%
Japanese Yen	1.3%
Brazilian Real	1.2%
Canadian Dollar	1.1%
New Zealand Dollar	(3.6)%
Singapore Dollar	(4.5)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for Class A shares. As a result, effective March 1, 2024, the maximum CDSC as a percentage of purchase or sale price, whichever is less, was reduced from 1.00% on certain purchases of $1 million or more, to 0.75% on certain purchases of $500,000 or more.
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Expenses [Text Block]	As a result, effective March 1, 2024, the maximum CDSC as a percentage of purchase or sale price, whichever is less, was reduced from 1.00% on certain purchases of $1 million or more, to 0.75% on certain purchases of $500,000 or more.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000085588 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Fund
Class Name	Class C
Trading Symbol	JIPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class C/JIPCX)	$185	1.79%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class C/JIPCX) returned 6.69% (excluding sales charges) for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining inflation, resilient economic growth, and expectations for interest rate cuts by the U.S. Federal Reserve, all of which contributed to lower bond yields. Sector performance was also a key factor, with corporate bonds posting the best returns, while government securities lagged.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield corporate debt, investment-grade corporate bonds, and convertible bonds represented nearly 40% of the portfolio on average during the period.
Emerging markets debt | Government and corporate bonds in emerging markets benefited from declining inflation and interest rate cuts by central banks in many emerging market countries.
Global bond exposure | Bond holdings in Canada, Australia, and New Zealand added value as bonds in these countries outperformed the U.S. market.
TOP PERFORMANCE DETRACTORS
Foreign currency exposure | A stronger U.S. dollar during the period weighed on the fund’s exposure to foreign currencies, particularly the Japanese yen and Singaporean dollar.
Longer-term bonds | The fund’s holdings of bonds with maturities of 20 years or more detracted from performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class C/JIPCX)	5.69%	1.07%	1.57%
Strategic Income Opportunities Fund (Class C/JIPCX)—excluding sales charge	6.69%	1.07%	1.57%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,993,996,000
Holdings Count | Holding	565
Advisory Fees Paid, Amount	$ 18,751,043
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,993,996,000
Total number of portfolio holdings	565
Total advisory fees paid (net)	$18,751,043
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	44.4%
Foreign government obligations	24.1%
U.S. Government	7.8%
U.S. Government Agency	4.7%
Convertible bonds	3.4%
Collateralized mortgage obligations – Commercial and residential	3.1%
Collateralized mortgage obligations – U.S. Government Agency	2.9%
Municipal bonds	2.5%
Term loans	2.1%
Asset backed securities	1.7%
Preferred securities	1.0%
Short-term investments and other	2.3%

Net Currency Exposure
United States Dollar	88.5%
Australian Dollar	4.4%
Indonesian Rupiah	2.6%
Other Currencies	2.2%
Korean Won	2.0%
Norwegian Krone	1.7%
Philippine Peso	1.7%
Indian Rupee	1.4%
Japanese Yen	1.3%
Brazilian Real	1.2%
Canadian Dollar	1.1%
New Zealand Dollar	(3.6)%
Singapore Dollar	(4.5)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000085589 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Fund
Class Name	Class I
Trading Symbol	JIPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class I/JIPIX)	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class I/JIPIX) returned 7.76% for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining inflation, resilient economic growth, and expectations for interest rate cuts by the U.S. Federal Reserve, all of which contributed to lower bond yields. Sector performance was also a key factor, with corporate bonds posting the best returns, while government securities lagged.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield corporate debt, investment-grade corporate bonds, and convertible bonds represented nearly 40% of the portfolio on average during the period.
Emerging markets debt | Government and corporate bonds in emerging markets benefited from declining inflation and interest rate cuts by central banks in many emerging market countries.
Global bond exposure | Bond holdings in Canada, Australia, and New Zealand added value as bonds in these countries outperformed the U.S. market.
TOP PERFORMANCE DETRACTORS
Foreign currency exposure | A stronger U.S. dollar during the period weighed on the fund’s exposure to foreign currencies, particularly the Japanese yen and Singaporean dollar.
Longer-term bonds | The fund’s holdings of bonds with maturities of 20 years or more detracted from performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class I/JIPIX)	7.76%	2.08%	2.59%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,993,996,000
Holdings Count | Holding	565
Advisory Fees Paid, Amount	$ 18,751,043
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,993,996,000
Total number of portfolio holdings	565
Total advisory fees paid (net)	$18,751,043
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	44.4%
Foreign government obligations	24.1%
U.S. Government	7.8%
U.S. Government Agency	4.7%
Convertible bonds	3.4%
Collateralized mortgage obligations – Commercial and residential	3.1%
Collateralized mortgage obligations – U.S. Government Agency	2.9%
Municipal bonds	2.5%
Term loans	2.1%
Asset backed securities	1.7%
Preferred securities	1.0%
Short-term investments and other	2.3%

Net Currency Exposure
United States Dollar	88.5%
Australian Dollar	4.4%
Indonesian Rupiah	2.6%
Other Currencies	2.2%
Korean Won	2.0%
Norwegian Krone	1.7%
Philippine Peso	1.7%
Indian Rupee	1.4%
Japanese Yen	1.3%
Brazilian Real	1.2%
Canadian Dollar	1.1%
New Zealand Dollar	(3.6)%
Singapore Dollar	(4.5)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000027206 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Fund
Class Name	Class NAV
Trading Symbol	JHSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class NAV/JHSEX)	$70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class NAV/JHSEX) returned 7.89% for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining inflation, resilient economic growth, and expectations for interest rate cuts by the U.S. Federal Reserve, all of which contributed to lower bond yields. Sector performance was also a key factor, with corporate bonds posting the best returns, while government securities lagged.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield corporate debt, investment-grade corporate bonds, and convertible bonds represented nearly 40% of the portfolio on average during the period.
Emerging markets debt | Government and corporate bonds in emerging markets benefited from declining inflation and interest rate cuts by central banks in many emerging market countries.
Global bond exposure | Bond holdings in Canada, Australia, and New Zealand added value as bonds in these countries outperformed the U.S. market.
TOP PERFORMANCE DETRACTORS
Foreign currency exposure | A stronger U.S. dollar during the period weighed on the fund’s exposure to foreign currencies, particularly the Japanese yen and Singaporean dollar.
Longer-term bonds | The fund’s holdings of bonds with maturities of 20 years or more detracted from performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class NAV/JHSEX)	7.89%	2.20%	2.71%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,993,996,000
Holdings Count | Holding	565
Advisory Fees Paid, Amount	$ 18,751,043
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,993,996,000
Total number of portfolio holdings	565
Total advisory fees paid (net)	$18,751,043
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	44.4%
Foreign government obligations	24.1%
U.S. Government	7.8%
U.S. Government Agency	4.7%
Convertible bonds	3.4%
Collateralized mortgage obligations – Commercial and residential	3.1%
Collateralized mortgage obligations – U.S. Government Agency	2.9%
Municipal bonds	2.5%
Term loans	2.1%
Asset backed securities	1.7%
Preferred securities	1.0%
Short-term investments and other	2.3%

Net Currency Exposure
United States Dollar	88.5%
Australian Dollar	4.4%
Indonesian Rupiah	2.6%
Other Currencies	2.2%
Korean Won	2.0%
Norwegian Krone	1.7%
Philippine Peso	1.7%
Indian Rupee	1.4%
Japanese Yen	1.3%
Brazilian Real	1.2%
Canadian Dollar	1.1%
New Zealand Dollar	(3.6)%
Singapore Dollar	(4.5)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000113502 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Fund
Class Name	Class R2
Trading Symbol	JIPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class R2/JIPPX)	$120	1.16%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class R2/JIPPX) returned 7.46% for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining inflation, resilient economic growth, and expectations for interest rate cuts by the U.S. Federal Reserve, all of which contributed to lower bond yields. Sector performance was also a key factor, with corporate bonds posting the best returns, while government securities lagged.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield corporate debt, investment-grade corporate bonds, and convertible bonds represented nearly 40% of the portfolio on average during the period.
Emerging markets debt | Government and corporate bonds in emerging markets benefited from declining inflation and interest rate cuts by central banks in many emerging market countries.
Global bond exposure | Bond holdings in Canada, Australia, and New Zealand added value as bonds in these countries outperformed the U.S. market.
TOP PERFORMANCE DETRACTORS
Foreign currency exposure | A stronger U.S. dollar during the period weighed on the fund’s exposure to foreign currencies, particularly the Japanese yen and Singaporean dollar.
Longer-term bonds | The fund’s holdings of bonds with maturities of 20 years or more detracted from performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class R2/JIPPX)	7.46%	1.70%	2.20%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,993,996,000
Holdings Count | Holding	565
Advisory Fees Paid, Amount	$ 18,751,043
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,993,996,000
Total number of portfolio holdings	565
Total advisory fees paid (net)	$18,751,043
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	44.4%
Foreign government obligations	24.1%
U.S. Government	7.8%
U.S. Government Agency	4.7%
Convertible bonds	3.4%
Collateralized mortgage obligations – Commercial and residential	3.1%
Collateralized mortgage obligations – U.S. Government Agency	2.9%
Municipal bonds	2.5%
Term loans	2.1%
Asset backed securities	1.7%
Preferred securities	1.0%
Short-term investments and other	2.3%

Net Currency Exposure
United States Dollar	88.5%
Australian Dollar	4.4%
Indonesian Rupiah	2.6%
Other Currencies	2.2%
Korean Won	2.0%
Norwegian Krone	1.7%
Philippine Peso	1.7%
Indian Rupee	1.4%
Japanese Yen	1.3%
Brazilian Real	1.2%
Canadian Dollar	1.1%
New Zealand Dollar	(3.6)%
Singapore Dollar	(4.5)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000106458 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Fund
Class Name	Class R6
Trading Symbol	JIPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class R6/JIPRX)	$70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class R6/JIPRX) returned 7.98% for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining inflation, resilient economic growth, and expectations for interest rate cuts by the U.S. Federal Reserve, all of which contributed to lower bond yields. Sector performance was also a key factor, with corporate bonds posting the best returns, while government securities lagged.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield corporate debt, investment-grade corporate bonds, and convertible bonds represented nearly 40% of the portfolio on average during the period.
Emerging markets debt | Government and corporate bonds in emerging markets benefited from declining inflation and interest rate cuts by central banks in many emerging market countries.
Global bond exposure | Bond holdings in Canada, Australia, and New Zealand added value as bonds in these countries outperformed the U.S. market.
TOP PERFORMANCE DETRACTORS
Foreign currency exposure | A stronger U.S. dollar during the period weighed on the fund’s exposure to foreign currencies, particularly the Japanese yen and Singaporean dollar.
Longer-term bonds | The fund’s holdings of bonds with maturities of 20 years or more detracted from performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class R6/JIPRX)	7.98%	2.21%	2.71%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,993,996,000
Holdings Count | Holding	565
Advisory Fees Paid, Amount	$ 18,751,043
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,993,996,000
Total number of portfolio holdings	565
Total advisory fees paid (net)	$18,751,043
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	44.4%
Foreign government obligations	24.1%
U.S. Government	7.8%
U.S. Government Agency	4.7%
Convertible bonds	3.4%
Collateralized mortgage obligations – Commercial and residential	3.1%
Collateralized mortgage obligations – U.S. Government Agency	2.9%
Municipal bonds	2.5%
Term loans	2.1%
Asset backed securities	1.7%
Preferred securities	1.0%
Short-term investments and other	2.3%

Net Currency Exposure
United States Dollar	88.5%
Australian Dollar	4.4%
Indonesian Rupiah	2.6%
Other Currencies	2.2%
Korean Won	2.0%
Norwegian Krone	1.7%
Philippine Peso	1.7%
Indian Rupee	1.4%
Japanese Yen	1.3%
Brazilian Real	1.2%
Canadian Dollar	1.1%
New Zealand Dollar	(3.6)%
Singapore Dollar	(4.5)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000099349 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	JEVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund, formerly John Hancock Emerging Markets Fund, (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX)	$142	1.41%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX) returned 1.12% (excluding sales charges) for the year ended August 31, 2024. Emerging markets equities gained ground for much of the period but experienced highly volatile performance between June and August 2024. In early August, emerging markets equities sold off on concern about slowing U.S. economic growth and a narrowing gap between interest rates in the U.S. and Japan. The sell-off proved overdone, however, and equities finished the month on an upswing. Effective May 30, 2024, Boston Partners Global Investors, Inc. became the fund’s subadvisor replacing Dimensional Fund Advisors LP.
TOP PERFORMANCE CONTRIBUTORS
Information technology | A position in semiconductor maker Taiwan Semiconductor Manufacturing Company Ltd., a leading producer of AI chips, helped most.
India | The fund’s Indian investments, such as Bharti Airtel Limited and Reliance Industries, combined to add value.
Financials sector | Financials stocks, including Bank of China Limited and China Construction Bank Corporation, collectively added value.
TOP PERFORMANCE DETRACTORS
China | Certain China-related investments, such as Wuxi NCE Power Co. Ltd. and Beijing New Building Materials (Group) Co. Ltd., meaningfully hurt results.
Materials sector | The fund’s chemicals businesses, including Hubei Xingfa Chemicals Group Co., Ltd. and Satellite Chemical Co. Ltd, struggled late in the second quarter and the first several weeks of the third quarter of 2024, hampering the fund’s performance.
Consumer discretionary sector | Consumer discretionary brands for mid- and high-priced items, including JD.com, Inc., Midea Group Co. Ltd, and Gree Electric Appliances, Inc. of Zhuhai, saw slowing business.
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice. Effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. as the fund’s subadvisor.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX)	(3.97)%	2.32%	0.64%
Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX)—excluding sales charge	1.12%	3.37%	1.16%
MSCI Emerging Markets Index	15.07%	4.79%	2.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 155,053,615
Holdings Count | Holding	256
Advisory Fees Paid, Amount	$ 1,043,823
Investment Company Portfolio Turnover	194.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$155,053,615
Total number of portfolio holdings	256
Total advisory fees paid (net)	$1,043,823
Portfolio turnover rate	194%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Alibaba Group Holding, Ltd.	4.0%
Tencent Holdings, Ltd.	3.0%
America Movil SAB de CV	2.8%
JD.com, Inc., ADR	2.5%
Wuxi NCE Power Company, Ltd., Class A	2.2%
Silergy Corp.	2.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	1.9%
Techtronic Industries Company, Ltd.	1.7%
Teva Pharmaceutical Industries, Ltd., ADR	1.6%
BRF SA	1.5%

Sector Composition
Information technology	18.6%
Consumer discretionary	15.6%
Industrials	13.8%
Communication services	11.5%
Consumer staples	11.4%
Materials	10.1%
Health care	7.5%
Financials	7.1%
Real estate	1.3%
Energy	0.3%
Short-term investments and other	2.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Alibaba Group Holding, Ltd.	4.0%
Tencent Holdings, Ltd.	3.0%
America Movil SAB de CV	2.8%
JD.com, Inc., ADR	2.5%
Wuxi NCE Power Company, Ltd., Class A	2.2%
Silergy Corp.	2.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	1.9%
Techtronic Industries Company, Ltd.	1.7%
Teva Pharmaceutical Industries, Ltd., ADR	1.6%
BRF SA	1.5%

Material Fund Change [Text Block]
Material Fund Changes
Prior to May 30, 2024, John Hancock Disciplined Value Emerging Markets Equity Fund was known as John Hancock Emerging Markets Fund.
At a meeting held on March 25-28, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. as the fund's subadvisor.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective May 30, 2024 whereby the annual rate is as follows: a) 0.780% of the first $100 million of aggregate net assets; b) 0.750% of the next $900 million of aggregate net assets; c) 0.740% of the next $1 billion of aggregate net assets; and d) 0.730% of the excess over $2 billion of aggregate net assets. Prior to May 30, 2024, the annual rates were a) 0.800% of the first $100 million of aggregate net assets; and b) 0.750% of the excess over $100 million of aggregate net assets.
The Board also approved a contractual fund level expense cap effective May 30, 2024 where the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.87% of average daily net assets of the fund. The agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
In connection with the Board actions described above, the principal investment strategies of the fund have been changed to state: The fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets. Securities are selected by the adviser using its “three circles” approach which combines a quantitative screening with a fundamental bottom-up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals, e.g., high and sustainable returns on invested capital, outperform companies with weak fundamentals; and (3) stocks with positive business momentum, e.g., rising earnings estimates, outperform stocks with negative business momentum.
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Name [Text Block]	Prior to May 30, 2024, John Hancock Disciplined Value Emerging Markets Equity Fund was known as John Hancock Emerging Markets Fund.
Material Fund Change Expenses [Text Block]
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective May 30, 2024 whereby the annual rate is as follows: a) 0.780% of the first $100 million of aggregate net assets; b) 0.750% of the next $900 million of aggregate net assets; c) 0.740% of the next $1 billion of aggregate net assets; and d) 0.730% of the excess over $2 billion of aggregate net assets. Prior to May 30, 2024, the annual rates were a) 0.800% of the first $100 million of aggregate net assets; and b) 0.750% of the excess over $100 million of aggregate net assets.
The Board also approved a contractual fund level expense cap effective May 30, 2024 where the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.87% of average daily net assets of the fund. The agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Material Fund Change Strategies [Text Block]
In connection with the Board actions described above, the principal investment strategies of the fund have been changed to state: The fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets. Securities are selected by the adviser using its “three circles” approach which combines a quantitative screening with a fundamental bottom-up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals, e.g., high and sustainable returns on invested capital, outperform companies with weak fundamentals; and (3) stocks with positive business momentum, e.g., rising earnings estimates, outperform stocks with negative business momentum.

Material Fund Change Adviser [Text Block]
At a meeting held on March 25-28, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. as the fund's subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000099350 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	JEVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund, formerly John Hancock Emerging Markets Fund, (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX)	$211	2.11%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	2.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX) returned 0.34% (excluding sales charges) for the year ended August 31, 2024. Emerging markets equities gained ground for much of the period but experienced highly volatile performance between June and August 2024. In early August, emerging markets equities sold off on concern about slowing U.S. economic growth and a narrowing gap between interest rates in the U.S. and Japan. The sell-off proved overdone, however, and equities finished the month on an upswing. Effective May 30, 2024, Boston Partners Global Investors, Inc. became the fund’s subadvisor replacing Dimensional Fund Advisors LP.
TOP PERFORMANCE CONTRIBUTORS
Information technology | A position in semiconductor maker Taiwan Semiconductor Manufacturing Company Ltd., a leading producer of AI chips, helped most.
India | The fund’s Indian investments, such as Bharti Airtel Limited and Reliance Industries, combined to add value.
Financials sector | Financials stocks, including Bank of China Limited and China Construction Bank Corporation, collectively added value.
TOP PERFORMANCE DETRACTORS
China | Certain China-related investments, such as Wuxi NCE Power Co. Ltd. and Beijing New Building Materials (Group) Co. Ltd., meaningfully hurt results.
Materials sector | The fund’s chemicals businesses, including Hubei Xingfa Chemicals Group Co., Ltd. and Satellite Chemical Co. Ltd, struggled late in the second quarter and the first several weeks of the third quarter of 2024, hampering the fund’s performance.
Consumer discretionary sector | Consumer discretionary brands for mid- and high-priced items, including JD.com, Inc., Midea Group Co. Ltd, and Gree Electric Appliances, Inc. of Zhuhai, saw slowing business.
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice. Effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. as the fund’s subadvisor.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX)	(0.65)%	2.65%	0.43%
Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX)—excluding sales charge	0.34%	2.65%	0.43%
MSCI Emerging Markets Index	15.07%	4.79%	2.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 155,053,615
Holdings Count | Holding	256
Advisory Fees Paid, Amount	$ 1,043,823
Investment Company Portfolio Turnover	194.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$155,053,615
Total number of portfolio holdings	256
Total advisory fees paid (net)	$1,043,823
Portfolio turnover rate	194%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Alibaba Group Holding, Ltd.	4.0%
Tencent Holdings, Ltd.	3.0%
America Movil SAB de CV	2.8%
JD.com, Inc., ADR	2.5%
Wuxi NCE Power Company, Ltd., Class A	2.2%
Silergy Corp.	2.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	1.9%
Techtronic Industries Company, Ltd.	1.7%
Teva Pharmaceutical Industries, Ltd., ADR	1.6%
BRF SA	1.5%

Sector Composition
Information technology	18.6%
Consumer discretionary	15.6%
Industrials	13.8%
Communication services	11.5%
Consumer staples	11.4%
Materials	10.1%
Health care	7.5%
Financials	7.1%
Real estate	1.3%
Energy	0.3%
Short-term investments and other	2.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Alibaba Group Holding, Ltd.	4.0%
Tencent Holdings, Ltd.	3.0%
America Movil SAB de CV	2.8%
JD.com, Inc., ADR	2.5%
Wuxi NCE Power Company, Ltd., Class A	2.2%
Silergy Corp.	2.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	1.9%
Techtronic Industries Company, Ltd.	1.7%
Teva Pharmaceutical Industries, Ltd., ADR	1.6%
BRF SA	1.5%

Material Fund Change [Text Block]
Material Fund Changes
Prior to May 30, 2024, John Hancock Disciplined Value Emerging Markets Equity Fund was known as John Hancock Emerging Markets Fund.
At a meeting held on March 25-28, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. as the fund's subadvisor.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective May 30, 2024 whereby the annual rate is as follows: a) 0.780% of the first $100 million of aggregate net assets; b) 0.750% of the next $900 million of aggregate net assets; c) 0.740% of the next $1 billion of aggregate net assets; and d) 0.730% of the excess over $2 billion of aggregate net assets. Prior to May 30, 2024, the annual rates were a) 0.800% of the first $100 million of aggregate net assets; and b) 0.750% of the excess over $100 million of aggregate net assets.
The Board also approved a contractual fund level expense cap effective May 30, 2024 where the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.87% of average daily net assets of the fund. The agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
In connection with the Board actions described above, the principal investment strategies of the fund have been changed to state: The fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets. Securities are selected by the adviser using its “three circles” approach which combines a quantitative screening with a fundamental bottom-up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals, e.g., high and sustainable returns on invested capital, outperform companies with weak fundamentals; and (3) stocks with positive business momentum, e.g., rising earnings estimates, outperform stocks with negative business momentum.
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Name [Text Block]	Prior to May 30, 2024, John Hancock Disciplined Value Emerging Markets Equity Fund was known as John Hancock Emerging Markets Fund.
Material Fund Change Expenses [Text Block]
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective May 30, 2024 whereby the annual rate is as follows: a) 0.780% of the first $100 million of aggregate net assets; b) 0.750% of the next $900 million of aggregate net assets; c) 0.740% of the next $1 billion of aggregate net assets; and d) 0.730% of the excess over $2 billion of aggregate net assets. Prior to May 30, 2024, the annual rates were a) 0.800% of the first $100 million of aggregate net assets; and b) 0.750% of the excess over $100 million of aggregate net assets.
The Board also approved a contractual fund level expense cap effective May 30, 2024 where the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.87% of average daily net assets of the fund. The agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Material Fund Change Strategies [Text Block]
In connection with the Board actions described above, the principal investment strategies of the fund have been changed to state: The fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets. Securities are selected by the adviser using its “three circles” approach which combines a quantitative screening with a fundamental bottom-up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals, e.g., high and sustainable returns on invested capital, outperform companies with weak fundamentals; and (3) stocks with positive business momentum, e.g., rising earnings estimates, outperform stocks with negative business momentum.

Material Fund Change Adviser [Text Block]
At a meeting held on March 25-28, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. as the fund's subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000099351 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	JEVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund, formerly John Hancock Emerging Markets Fund, (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class I/JEVIX)	$112	1.11%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Fund (Class I/JEVIX) returned 1.40% for the year ended August 31, 2024. Emerging markets equities gained ground for much of the period but experienced highly volatile performance between June and August 2024. In early August, emerging markets equities sold off on concern about slowing U.S. economic growth and a narrowing gap between interest rates in the U.S. and Japan. The sell-off proved overdone, however, and equities finished the month on an upswing. Effective May 30, 2024, Boston Partners Global Investors, Inc. became the fund’s subadvisor replacing Dimensional Fund Advisors LP.
TOP PERFORMANCE CONTRIBUTORS
Information technology | A position in semiconductor maker Taiwan Semiconductor Manufacturing Company Ltd., a leading producer of AI chips, helped most.
India | The fund’s Indian investments, such as Bharti Airtel Limited and Reliance Industries, combined to add value.
Financials sector | Financials stocks, including Bank of China Limited and China Construction Bank Corporation, collectively added value.
TOP PERFORMANCE DETRACTORS
China | Certain China-related investments, such as Wuxi NCE Power Co. Ltd. and Beijing New Building Materials (Group) Co. Ltd., meaningfully hurt results.
Materials sector | The fund’s chemicals businesses, including Hubei Xingfa Chemicals Group Co., Ltd. and Satellite Chemical Co. Ltd, struggled late in the second quarter and the first several weeks of the third quarter of 2024, hampering the fund’s performance.
Consumer discretionary sector | Consumer discretionary brands for mid- and high-priced items, including JD.com, Inc., Midea Group Co. Ltd, and Gree Electric Appliances, Inc. of Zhuhai, saw slowing business.
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice. Effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. as the fund’s subadvisor.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Fund (Class I/JEVIX)	1.40%	3.67%	1.46%
MSCI Emerging Markets Index	15.07%	4.79%	2.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 155,053,615
Holdings Count | Holding	256
Advisory Fees Paid, Amount	$ 1,043,823
Investment Company Portfolio Turnover	194.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$155,053,615
Total number of portfolio holdings	256
Total advisory fees paid (net)	$1,043,823
Portfolio turnover rate	194%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Alibaba Group Holding, Ltd.	4.0%
Tencent Holdings, Ltd.	3.0%
America Movil SAB de CV	2.8%
JD.com, Inc., ADR	2.5%
Wuxi NCE Power Company, Ltd., Class A	2.2%
Silergy Corp.	2.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	1.9%
Techtronic Industries Company, Ltd.	1.7%
Teva Pharmaceutical Industries, Ltd., ADR	1.6%
BRF SA	1.5%

Sector Composition
Information technology	18.6%
Consumer discretionary	15.6%
Industrials	13.8%
Communication services	11.5%
Consumer staples	11.4%
Materials	10.1%
Health care	7.5%
Financials	7.1%
Real estate	1.3%
Energy	0.3%
Short-term investments and other	2.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Alibaba Group Holding, Ltd.	4.0%
Tencent Holdings, Ltd.	3.0%
America Movil SAB de CV	2.8%
JD.com, Inc., ADR	2.5%
Wuxi NCE Power Company, Ltd., Class A	2.2%
Silergy Corp.	2.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	1.9%
Techtronic Industries Company, Ltd.	1.7%
Teva Pharmaceutical Industries, Ltd., ADR	1.6%
BRF SA	1.5%

Material Fund Change [Text Block]
Material Fund Changes
Prior to May 30, 2024, John Hancock Disciplined Value Emerging Markets Equity Fund was known as John Hancock Emerging Markets Fund.
At a meeting held on March 25-28, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. as the fund's subadvisor.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective May 30, 2024 whereby the annual rate is as follows: a) 0.780% of the first $100 million of aggregate net assets; b) 0.750% of the next $900 million of aggregate net assets; c) 0.740% of the next $1 billion of aggregate net assets; and d) 0.730% of the excess over $2 billion of aggregate net assets. Prior to May 30, 2024, the annual rates were a) 0.800% of the first $100 million of aggregate net assets; and b) 0.750% of the excess over $100 million of aggregate net assets.
The Board also approved a contractual fund level expense cap effective May 30, 2024 where the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.87% of average daily net assets of the fund. The agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
In connection with the Board actions described above, the principal investment strategies of the fund have been changed to state: The fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets. Securities are selected by the adviser using its “three circles” approach which combines a quantitative screening with a fundamental bottom-up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals, e.g., high and sustainable returns on invested capital, outperform companies with weak fundamentals; and (3) stocks with positive business momentum, e.g., rising earnings estimates, outperform stocks with negative business momentum.
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Name [Text Block]	Prior to May 30, 2024, John Hancock Disciplined Value Emerging Markets Equity Fund was known as John Hancock Emerging Markets Fund.
Material Fund Change Expenses [Text Block]
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective May 30, 2024 whereby the annual rate is as follows: a) 0.780% of the first $100 million of aggregate net assets; b) 0.750% of the next $900 million of aggregate net assets; c) 0.740% of the next $1 billion of aggregate net assets; and d) 0.730% of the excess over $2 billion of aggregate net assets. Prior to May 30, 2024, the annual rates were a) 0.800% of the first $100 million of aggregate net assets; and b) 0.750% of the excess over $100 million of aggregate net assets.
The Board also approved a contractual fund level expense cap effective May 30, 2024 where the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.87% of average daily net assets of the fund. The agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Material Fund Change Strategies [Text Block]
In connection with the Board actions described above, the principal investment strategies of the fund have been changed to state: The fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets. Securities are selected by the adviser using its “three circles” approach which combines a quantitative screening with a fundamental bottom-up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals, e.g., high and sustainable returns on invested capital, outperform companies with weak fundamentals; and (3) stocks with positive business momentum, e.g., rising earnings estimates, outperform stocks with negative business momentum.

Material Fund Change Adviser [Text Block]
At a meeting held on March 25-28, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. as the fund's subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000047776 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Fund
Class Name	Class NAV
Trading Symbol	JEVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund, formerly John Hancock Emerging Markets Fund, (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class NAV/JEVNX)	$101	1.00%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Fund (Class NAV/JEVNX) returned 1.53% for the year ended August 31, 2024. Emerging markets equities gained ground for much of the period but experienced highly volatile performance between June and August 2024. In early August, emerging markets equities sold off on concern about slowing U.S. economic growth and a narrowing gap between interest rates in the U.S. and Japan. The sell-off proved overdone, however, and equities finished the month on an upswing. Effective May 30, 2024, Boston Partners Global Investors, Inc. became the fund’s subadvisor replacing Dimensional Fund Advisors LP.
TOP PERFORMANCE CONTRIBUTORS
Information technology | A position in semiconductor maker Taiwan Semiconductor Manufacturing Company Ltd., a leading producer of AI chips, helped most.
India | The fund’s Indian investments, such as Bharti Airtel Limited and Reliance Industries, combined to add value.
Financials sector | Financials stocks, including Bank of China Limited and China Construction Bank Corporation, collectively added value.
TOP PERFORMANCE DETRACTORS
China | Certain China-related investments, such as Wuxi NCE Power Co. Ltd. and Beijing New Building Materials (Group) Co. Ltd., meaningfully hurt results.
Materials sector | The fund’s chemicals businesses, including Hubei Xingfa Chemicals Group Co., Ltd. and Satellite Chemical Co. Ltd, struggled late in the second quarter and the first several weeks of the third quarter of 2024, hampering the fund’s performance.
Consumer discretionary sector | Consumer discretionary brands for mid- and high-priced items, including JD.com, Inc., Midea Group Co. Ltd, and Gree Electric Appliances, Inc. of Zhuhai, saw slowing business.
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice. Effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. as the fund’s subadvisor.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Fund (Class NAV/JEVNX)	1.53%	3.80%	1.58%
MSCI Emerging Markets Index	15.07%	4.79%	2.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 155,053,615
Holdings Count | Holding	256
Advisory Fees Paid, Amount	$ 1,043,823
Investment Company Portfolio Turnover	194.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$155,053,615
Total number of portfolio holdings	256
Total advisory fees paid (net)	$1,043,823
Portfolio turnover rate	194%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Alibaba Group Holding, Ltd.	4.0%
Tencent Holdings, Ltd.	3.0%
America Movil SAB de CV	2.8%
JD.com, Inc., ADR	2.5%
Wuxi NCE Power Company, Ltd., Class A	2.2%
Silergy Corp.	2.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	1.9%
Techtronic Industries Company, Ltd.	1.7%
Teva Pharmaceutical Industries, Ltd., ADR	1.6%
BRF SA	1.5%

Sector Composition
Information technology	18.6%
Consumer discretionary	15.6%
Industrials	13.8%
Communication services	11.5%
Consumer staples	11.4%
Materials	10.1%
Health care	7.5%
Financials	7.1%
Real estate	1.3%
Energy	0.3%
Short-term investments and other	2.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Alibaba Group Holding, Ltd.	4.0%
Tencent Holdings, Ltd.	3.0%
America Movil SAB de CV	2.8%
JD.com, Inc., ADR	2.5%
Wuxi NCE Power Company, Ltd., Class A	2.2%
Silergy Corp.	2.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	1.9%
Techtronic Industries Company, Ltd.	1.7%
Teva Pharmaceutical Industries, Ltd., ADR	1.6%
BRF SA	1.5%

Material Fund Change [Text Block]
Material Fund Changes
Prior to May 30, 2024, John Hancock Disciplined Value Emerging Markets Equity Fund was known as John Hancock Emerging Markets Fund.
At a meeting held on March 25-28, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. as the fund's subadvisor.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective May 30, 2024 whereby the annual rate is as follows: a) 0.780% of the first $100 million of aggregate net assets; b) 0.750% of the next $900 million of aggregate net assets; c) 0.740% of the next $1 billion of aggregate net assets; and d) 0.730% of the excess over $2 billion of aggregate net assets. Prior to May 30, 2024, the annual rates were a) 0.800% of the first $100 million of aggregate net assets; and b) 0.750% of the excess over $100 million of aggregate net assets.
The Board also approved a contractual fund level expense cap effective May 30, 2024 where the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.87% of average daily net assets of the fund. The agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
In connection with the Board actions described above, the principal investment strategies of the fund have been changed to state: The fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets. Securities are selected by the adviser using its “three circles” approach which combines a quantitative screening with a fundamental bottom-up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals, e.g., high and sustainable returns on invested capital, outperform companies with weak fundamentals; and (3) stocks with positive business momentum, e.g., rising earnings estimates, outperform stocks with negative business momentum.
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Name [Text Block]	Prior to May 30, 2024, John Hancock Disciplined Value Emerging Markets Equity Fund was known as John Hancock Emerging Markets Fund.
Material Fund Change Expenses [Text Block]
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective May 30, 2024 whereby the annual rate is as follows: a) 0.780% of the first $100 million of aggregate net assets; b) 0.750% of the next $900 million of aggregate net assets; c) 0.740% of the next $1 billion of aggregate net assets; and d) 0.730% of the excess over $2 billion of aggregate net assets. Prior to May 30, 2024, the annual rates were a) 0.800% of the first $100 million of aggregate net assets; and b) 0.750% of the excess over $100 million of aggregate net assets.
The Board also approved a contractual fund level expense cap effective May 30, 2024 where the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.87% of average daily net assets of the fund. The agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Material Fund Change Strategies [Text Block]
In connection with the Board actions described above, the principal investment strategies of the fund have been changed to state: The fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets. Securities are selected by the adviser using its “three circles” approach which combines a quantitative screening with a fundamental bottom-up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals, e.g., high and sustainable returns on invested capital, outperform companies with weak fundamentals; and (3) stocks with positive business momentum, e.g., rising earnings estimates, outperform stocks with negative business momentum.

Material Fund Change Adviser [Text Block]
At a meeting held on March 25-28, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. as the fund's subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000106468 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	JEVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund, formerly John Hancock Emerging Markets Fund, (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class R6/JEVRX)	$101	1.00%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Fund (Class R6/JEVRX) returned 1.53% for the year ended August 31, 2024. Emerging markets equities gained ground for much of the period but experienced highly volatile performance between June and August 2024. In early August, emerging markets equities sold off on concern about slowing U.S. economic growth and a narrowing gap between interest rates in the U.S. and Japan. The sell-off proved overdone, however, and equities finished the month on an upswing. Effective May 30, 2024, Boston Partners Global Investors, Inc. became the fund’s subadvisor replacing Dimensional Fund Advisors LP.
TOP PERFORMANCE CONTRIBUTORS
Information technology | A position in semiconductor maker Taiwan Semiconductor Manufacturing Company Ltd., a leading producer of AI chips, helped most.
India | The fund’s Indian investments, such as Bharti Airtel Limited and Reliance Industries, combined to add value.
Financials sector | Financials stocks, including Bank of China Limited and China Construction Bank Corporation, collectively added value.
TOP PERFORMANCE DETRACTORS
China | Certain China-related investments, such as Wuxi NCE Power Co. Ltd. and Beijing New Building Materials (Group) Co. Ltd., meaningfully hurt results.
Materials sector | The fund’s chemicals businesses, including Hubei Xingfa Chemicals Group Co., Ltd. and Satellite Chemical Co. Ltd, struggled late in the second quarter and the first several weeks of the third quarter of 2024, hampering the fund’s performance.
Consumer discretionary sector | Consumer discretionary brands for mid- and high-priced items, including JD.com, Inc., Midea Group Co. Ltd, and Gree Electric Appliances, Inc. of Zhuhai, saw slowing business.
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice. Effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. as the fund’s subadvisor.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Fund (Class R6/JEVRX)	1.53%	3.79%	1.58%
MSCI Emerging Markets Index	15.07%	4.79%	2.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 155,053,615
Holdings Count | Holding	256
Advisory Fees Paid, Amount	$ 1,043,823
Investment Company Portfolio Turnover	194.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$155,053,615
Total number of portfolio holdings	256
Total advisory fees paid (net)	$1,043,823
Portfolio turnover rate	194%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Alibaba Group Holding, Ltd.	4.0%
Tencent Holdings, Ltd.	3.0%
America Movil SAB de CV	2.8%
JD.com, Inc., ADR	2.5%
Wuxi NCE Power Company, Ltd., Class A	2.2%
Silergy Corp.	2.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	1.9%
Techtronic Industries Company, Ltd.	1.7%
Teva Pharmaceutical Industries, Ltd., ADR	1.6%
BRF SA	1.5%

Sector Composition
Information technology	18.6%
Consumer discretionary	15.6%
Industrials	13.8%
Communication services	11.5%
Consumer staples	11.4%
Materials	10.1%
Health care	7.5%
Financials	7.1%
Real estate	1.3%
Energy	0.3%
Short-term investments and other	2.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Alibaba Group Holding, Ltd.	4.0%
Tencent Holdings, Ltd.	3.0%
America Movil SAB de CV	2.8%
JD.com, Inc., ADR	2.5%
Wuxi NCE Power Company, Ltd., Class A	2.2%
Silergy Corp.	2.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	1.9%
Techtronic Industries Company, Ltd.	1.7%
Teva Pharmaceutical Industries, Ltd., ADR	1.6%
BRF SA	1.5%

Material Fund Change [Text Block]
Material Fund Changes
Prior to May 30, 2024, John Hancock Disciplined Value Emerging Markets Equity Fund was known as John Hancock Emerging Markets Fund.
At a meeting held on March 25-28, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. as the fund's subadvisor.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective May 30, 2024 whereby the annual rate is as follows: a) 0.780% of the first $100 million of aggregate net assets; b) 0.750% of the next $900 million of aggregate net assets; c) 0.740% of the next $1 billion of aggregate net assets; and d) 0.730% of the excess over $2 billion of aggregate net assets. Prior to May 30, 2024, the annual rates were a) 0.800% of the first $100 million of aggregate net assets; and b) 0.750% of the excess over $100 million of aggregate net assets.
The Board also approved a contractual fund level expense cap effective May 30, 2024 where the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.87% of average daily net assets of the fund. The agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
In connection with the Board actions described above, the principal investment strategies of the fund have been changed to state: The fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets. Securities are selected by the adviser using its “three circles” approach which combines a quantitative screening with a fundamental bottom-up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals, e.g., high and sustainable returns on invested capital, outperform companies with weak fundamentals; and (3) stocks with positive business momentum, e.g., rising earnings estimates, outperform stocks with negative business momentum.
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Name [Text Block]	Prior to May 30, 2024, John Hancock Disciplined Value Emerging Markets Equity Fund was known as John Hancock Emerging Markets Fund.
Material Fund Change Expenses [Text Block]
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective May 30, 2024 whereby the annual rate is as follows: a) 0.780% of the first $100 million of aggregate net assets; b) 0.750% of the next $900 million of aggregate net assets; c) 0.740% of the next $1 billion of aggregate net assets; and d) 0.730% of the excess over $2 billion of aggregate net assets. Prior to May 30, 2024, the annual rates were a) 0.800% of the first $100 million of aggregate net assets; and b) 0.750% of the excess over $100 million of aggregate net assets.
The Board also approved a contractual fund level expense cap effective May 30, 2024 where the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.87% of average daily net assets of the fund. The agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Material Fund Change Strategies [Text Block]
In connection with the Board actions described above, the principal investment strategies of the fund have been changed to state: The fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets. Securities are selected by the adviser using its “three circles” approach which combines a quantitative screening with a fundamental bottom-up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals, e.g., high and sustainable returns on invested capital, outperform companies with weak fundamentals; and (3) stocks with positive business momentum, e.g., rising earnings estimates, outperform stocks with negative business momentum.

Material Fund Change Adviser [Text Block]
At a meeting held on March 25-28, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. as the fund's subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000056650 [Member]
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class 1
Trading Symbol	JFIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class 1/JFIHX)	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Floating Rate Income Fund (Class 1/JFIHX) returned 9.21% for the year ended August 31, 2024. Credit markets, including bank loans and high-yield bonds, delivered strong performance in the period. Generally, credit fundamentals and the macro backdrop were better than anticipated, which led to spread compression, limited defaults, and active capital markets activity during the period.
TOP PERFORMANCE CONTRIBUTORS
Single-B rated banks loans | This was the largest ratings allocation in the portfolio which delivered strong absolute performance during the period.
Structured credit | Structured credit, which consists of investment-grade CLO debt tranches, made a meaningful contribution to total return.
High-yield bonds | This sector was an off-benchmark allocation which delivered strong absolute returns during the period.
TOP PERFORMANCE DETRACTORS
Asset classes | There were no asset classes or ratings segments that detracted from absolute performance in the period.
Credit positions | A number of individual positions in the portfolio were down more than 5%.
The views expressed in this report are exclusively those of the portfolio management team at BCSF Advisors, LP (“Bain Capital Credit”), and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class 1/JFIHX)	9.21%	4.95%	3.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Morningstar LSTA US Leveraged Loan Index	9.86%	5.70%	4.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,097,174,768
Holdings Count | Holding	443
Advisory Fees Paid, Amount	$ 5,571,291
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,097,174,768
Total number of portfolio holdings	443
Total advisory fees paid (net)	$5,571,291
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Term loans	87.0%
Asset backed securities	5.2%
Corporate bonds	4.6%
Common stocks	0.6%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000056647 [Member]
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class A
Trading Symbol	JFIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class A/JFIAX)	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Floating Rate Income Fund (Class A/JFIAX) returned 8.89% (excluding sales charges) for the year ended August 31, 2024. Credit markets, including bank loans and high-yield bonds, delivered strong performance in the period. Generally, credit fundamentals and the macro backdrop were better than anticipated, which led to spread compression, limited defaults, and active capital markets activity during the period.
TOP PERFORMANCE CONTRIBUTORS
Single-B rated banks loans | This was the largest ratings allocation in the portfolio which delivered strong absolute performance during the period.
Structured credit | Structured credit, which consists of investment-grade CLO debt tranches, made a meaningful contribution to total return.
High-yield bonds | This sector was an off-benchmark allocation which delivered strong absolute returns during the period.
TOP PERFORMANCE DETRACTORS
Asset classes | There were no asset classes or ratings segments that detracted from absolute performance in the period.
Credit positions | A number of individual positions in the portfolio were down more than 5%.
The views expressed in this report are exclusively those of the portfolio management team at BCSF Advisors, LP (“Bain Capital Credit”), and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class A/JFIAX)	6.12%	4.14%	3.22%
Floating Rate Income Fund (Class A/JFIAX)—excluding sales charge	8.89%	4.67%	3.48%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Morningstar LSTA US Leveraged Loan Index	9.86%	5.70%	4.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,097,174,768
Holdings Count | Holding	443
Advisory Fees Paid, Amount	$ 5,571,291
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,097,174,768
Total number of portfolio holdings	443
Total advisory fees paid (net)	$5,571,291
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Term loans	87.0%
Asset backed securities	5.2%
Corporate bonds	4.6%
Common stocks	0.6%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000056649 [Member]
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class C
Trading Symbol	JFIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class C/JFIGX)	$182	1.75%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Floating Rate Income Fund (Class C/JFIGX) returned 8.08% (excluding sales charges) for the year ended August 31, 2024. Credit markets, including bank loans and high-yield bonds, delivered strong performance in the period. Generally, credit fundamentals and the macro backdrop were better than anticipated, which led to spread compression, limited defaults, and active capital markets activity during the period.
TOP PERFORMANCE CONTRIBUTORS
Single-B rated banks loans | This was the largest ratings allocation in the portfolio which delivered strong absolute performance during the period.
Structured credit | Structured credit, which consists of investment-grade CLO debt tranches, made a meaningful contribution to total return.
High-yield bonds | This sector was an off-benchmark allocation which delivered strong absolute returns during the period.
TOP PERFORMANCE DETRACTORS
Asset classes | There were no asset classes or ratings segments that detracted from absolute performance in the period.
Credit positions | A number of individual positions in the portfolio were down more than 5%.
The views expressed in this report are exclusively those of the portfolio management team at BCSF Advisors, LP (“Bain Capital Credit”), and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class C/JFIGX)	7.08%	3.87%	2.72%
Floating Rate Income Fund (Class C/JFIGX)—excluding sales charge	8.08%	3.87%	2.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Morningstar LSTA US Leveraged Loan Index	9.86%	5.70%	4.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,097,174,768
Holdings Count | Holding	443
Advisory Fees Paid, Amount	$ 5,571,291
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,097,174,768
Total number of portfolio holdings	443
Total advisory fees paid (net)	$5,571,291
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Term loans	87.0%
Asset backed securities	5.2%
Corporate bonds	4.6%
Common stocks	0.6%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000056651 [Member]
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class I
Trading Symbol	JFIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class I/JFIIX)	$81	0.77%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Floating Rate Income Fund (Class I/JFIIX) returned 9.13% for the year ended August 31, 2024. Credit markets, including bank loans and high-yield bonds, delivered strong performance in the period. Generally, credit fundamentals and the macro backdrop were better than anticipated, which led to spread compression, limited defaults, and active capital markets activity during the period.
TOP PERFORMANCE CONTRIBUTORS
Single-B rated banks loans | This was the largest ratings allocation in the portfolio which delivered strong absolute performance during the period.
Structured credit | Structured credit, which consists of investment-grade CLO debt tranches, made a meaningful contribution to total return.
High-yield bonds | This sector was an off-benchmark allocation which delivered strong absolute returns during the period.
TOP PERFORMANCE DETRACTORS
Asset classes | There were no asset classes or ratings segments that detracted from absolute performance in the period.
Credit positions | A number of individual positions in the portfolio were down more than 5%.
The views expressed in this report are exclusively those of the portfolio management team at BCSF Advisors, LP (“Bain Capital Credit”), and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class I/JFIIX)	9.13%	4.88%	3.74%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Morningstar LSTA US Leveraged Loan Index	9.86%	5.70%	4.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,097,174,768
Holdings Count | Holding	443
Advisory Fees Paid, Amount	$ 5,571,291
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,097,174,768
Total number of portfolio holdings	443
Total advisory fees paid (net)	$5,571,291
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Term loans	87.0%
Asset backed securities	5.2%
Corporate bonds	4.6%
Common stocks	0.6%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000056652 [Member]
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class NAV
Trading Symbol	JFIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class NAV/JFIDX)	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Floating Rate Income Fund (Class NAV/JFIDX) returned 9.26% for the year ended August 31, 2024. Credit markets, including bank loans and high-yield bonds, delivered strong performance in the period. Generally, credit fundamentals and the macro backdrop were better than anticipated, which led to spread compression, limited defaults, and active capital markets activity during the period.
TOP PERFORMANCE CONTRIBUTORS
Single-B rated banks loans | This was the largest ratings allocation in the portfolio which delivered strong absolute performance during the period.
Structured credit | Structured credit, which consists of investment-grade CLO debt tranches, made a meaningful contribution to total return.
High-yield bonds | This sector was an off-benchmark allocation which delivered strong absolute returns during the period.
TOP PERFORMANCE DETRACTORS
Asset classes | There were no asset classes or ratings segments that detracted from absolute performance in the period.
Credit positions | A number of individual positions in the portfolio were down more than 5%.
The views expressed in this report are exclusively those of the portfolio management team at BCSF Advisors, LP (“Bain Capital Credit”), and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class NAV/JFIDX)	9.26%	5.00%	3.87%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Morningstar LSTA US Leveraged Loan Index	9.86%	5.70%	4.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,097,174,768
Holdings Count | Holding	443
Advisory Fees Paid, Amount	$ 5,571,291
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,097,174,768
Total number of portfolio holdings	443
Total advisory fees paid (net)	$5,571,291
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Term loans	87.0%
Asset backed securities	5.2%
Corporate bonds	4.6%
Common stocks	0.6%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000106469 [Member]
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class R6
Trading Symbol	JFIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class R6/JFIRX)	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Floating Rate Income Fund (Class R6/JFIRX) returned 9.39% for the year ended August 31, 2024. Credit markets, including bank loans and high-yield bonds, delivered strong performance in the period. Generally, credit fundamentals and the macro backdrop were better than anticipated, which led to spread compression, limited defaults, and active capital markets activity during the period.
TOP PERFORMANCE CONTRIBUTORS
Single-B rated banks loans | This was the largest ratings allocation in the portfolio which delivered strong absolute performance during the period.
Structured credit | Structured credit, which consists of investment-grade CLO debt tranches, made a meaningful contribution to total return.
High-yield bonds | This sector was an off-benchmark allocation which delivered strong absolute returns during the period.
TOP PERFORMANCE DETRACTORS
Asset classes | There were no asset classes or ratings segments that detracted from absolute performance in the period.
Credit positions | A number of individual positions in the portfolio were down more than 5%.
The views expressed in this report are exclusively those of the portfolio management team at BCSF Advisors, LP (“Bain Capital Credit”), and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class R6/JFIRX)	9.39%	5.02%	3.87%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Morningstar LSTA US Leveraged Loan Index	9.86%	5.70%	4.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,097,174,768
Holdings Count | Holding	443
Advisory Fees Paid, Amount	$ 5,571,291
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,097,174,768
Total number of portfolio holdings	443
Total advisory fees paid (net)	$5,571,291
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Term loans	87.0%
Asset backed securities	5.2%
Corporate bonds	4.6%
Common stocks	0.6%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000082346 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class A
Trading Symbol	JMKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class A/JMKAX)	$126	1.18%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class A/JMKAX) returned 14.09% (excluding sales charges) for the year ended August 31, 2024. The most significant factor affecting fund performance during the period was a meaningful rally in emerging markets bonds, resulting primarily from declining inflation and interest rate cuts by central banks in many emerging market countries.
TOP PERFORMANCE CONTRIBUTORS
Argentinian government bonds | Denominated in U.S. dollars, these securities benefited from optimism surrounding lower inflation and potential fiscal reforms by the Argentinian government.
Egyptian government bonds | Government bonds in Egypt benefited from expectations that foreign loans and investment will help shore up the country's struggling economy.
Petroleos Mexicanos (Pemex) | Bonds issued by the Mexican state-run petroleum company rallied on support from the newly elected president’s administration.
TOP PERFORMANCE DETRACTORS
Brazilian government bonds | Local-currency bonds in Brazil declined due to a significant depreciation in the Brazilian real versus the U.S. dollar.
WOM SA | Bonds issued by the Chilean telecommunication services company fell amid a challenging competitive landscape and difficulty refinancing an upcoming bond maturity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class A/JMKAX)	9.57%	0.64%	2.05%
Emerging Markets Debt Fund (Class A/JMKAX)—excluding sales charge	14.09%	1.47%	2.46%
JP Morgan EMBI Global Diversified Index	13.42%	0.41%	2.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,144,699,949
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 7,184,728
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,144,699,949
Total number of portfolio holdings	261
Total advisory fees paid (net)	$7,184,728
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	49.8%
Corporate bonds	47.3%
Private sector	26.2%
Quasi-sovereign	21.1%
Common stocks	0.1%
Short-term investments and other	2.8%
Country Composition
Mexico	7.3%
Indonesia	6.8%
Turkey	5.4%
Egypt	5.1%
Peru	4.7%
Saudi Arabia	4.3%
United States	4.1%
Brazil	3.9%
India	3.7%
Dominican Republic	3.3%
Other countries	51.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a change to the contingent deferred sales charge (CDSC) for Class A shares. As a result, effective March 1, 2024, the maximum CDSC as a percentage of purchase or sale price, whichever is less, was reduced from 1.00% on certain purchases of $1 million or more, to 0.75% on certain purchases of $500,000 or more.
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Expenses [Text Block]	As a result, effective March 1, 2024, the maximum CDSC as a percentage of purchase or sale price, whichever is less, was reduced from 1.00% on certain purchases of $1 million or more, to 0.75% on certain purchases of $500,000 or more.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000145673 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class C
Trading Symbol	JMKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class C/JMKCX)	$201	1.89%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class C/JMKCX) returned 13.19% (excluding sales charges) for the year ended August 31, 2024. The most significant factor affecting fund performance during the period was a meaningful rally in emerging markets bonds, resulting primarily from declining inflation and interest rate cuts by central banks in many emerging market countries.
TOP PERFORMANCE CONTRIBUTORS
Argentinian government bonds | Denominated in U.S. dollars, these securities benefited from optimism surrounding lower inflation and potential fiscal reforms by the Argentinian government.
Egyptian government bonds | Government bonds in Egypt benefited from expectations that foreign loans and investment will help shore up the country's struggling economy.
Petroleos Mexicanos (Pemex) | Bonds issued by the Mexican state-run petroleum company rallied on support from the newly elected president’s administration.
TOP PERFORMANCE DETRACTORS
Brazilian government bonds | Local-currency bonds in Brazil declined due to a significant depreciation in the Brazilian real versus the U.S. dollar.
WOM SA | Bonds issued by the Chilean telecommunication services company fell amid a challenging competitive landscape and difficulty refinancing an upcoming bond maturity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class C/JMKCX)	12.19%	0.74%	1.71%
Emerging Markets Debt Fund (Class C/JMKCX)—excluding sales charge	13.19%	0.74%	1.71%
JP Morgan EMBI Global Diversified Index	13.42%	0.41%	2.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,144,699,949
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 7,184,728
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,144,699,949
Total number of portfolio holdings	261
Total advisory fees paid (net)	$7,184,728
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	49.8%
Corporate bonds	47.3%
Private sector	26.2%
Quasi-sovereign	21.1%
Common stocks	0.1%
Short-term investments and other	2.8%
Country Composition
Mexico	7.3%
Indonesia	6.8%
Turkey	5.4%
Egypt	5.1%
Peru	4.7%
Saudi Arabia	4.3%
United States	4.1%
Brazil	3.9%
India	3.7%
Dominican Republic	3.3%
Other countries	51.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000082347 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class I
Trading Symbol	JMKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class I/JMKIX)	$95	0.89%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class I/JMKIX) returned 14.28% for the year ended August 31, 2024. The most significant factor affecting fund performance during the period was a meaningful rally in emerging markets bonds, resulting primarily from declining inflation and interest rate cuts by central banks in many emerging market countries.
TOP PERFORMANCE CONTRIBUTORS
Argentinian government bonds | Denominated in U.S. dollars, these securities benefited from optimism surrounding lower inflation and potential fiscal reforms by the Argentinian government.
Egyptian government bonds | Government bonds in Egypt benefited from expectations that foreign loans and investment will help shore up the country's struggling economy.
Petroleos Mexicanos (Pemex) | Bonds issued by the Mexican state-run petroleum company rallied on support from the newly elected president’s administration.
TOP PERFORMANCE DETRACTORS
Brazilian government bonds | Local-currency bonds in Brazil declined due to a significant depreciation in the Brazilian real versus the U.S. dollar.
WOM SA | Bonds issued by the Chilean telecommunication services company fell amid a challenging competitive landscape and difficulty refinancing an upcoming bond maturity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class I/JMKIX)	14.28%	1.72%	2.75%
JP Morgan EMBI Global Diversified Index	13.42%	0.41%	2.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,144,699,949
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 7,184,728
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,144,699,949
Total number of portfolio holdings	261
Total advisory fees paid (net)	$7,184,728
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	49.8%
Corporate bonds	47.3%
Private sector	26.2%
Quasi-sovereign	21.1%
Common stocks	0.1%
Short-term investments and other	2.8%
Country Composition
Mexico	7.3%
Indonesia	6.8%
Turkey	5.4%
Egypt	5.1%
Peru	4.7%
Saudi Arabia	4.3%
United States	4.1%
Brazil	3.9%
India	3.7%
Dominican Republic	3.3%
Other countries	51.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000082348 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class NAV)	$83	0.77%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class NAV) returned 14.44% for the year ended August 31, 2024. The most significant factor affecting fund performance during the period was a meaningful rally in emerging markets bonds, resulting primarily from declining inflation and interest rate cuts by central banks in many emerging market countries.
TOP PERFORMANCE CONTRIBUTORS
Argentinian government bonds | Denominated in U.S. dollars, these securities benefited from optimism surrounding lower inflation and potential fiscal reforms by the Argentinian government.
Egyptian government bonds | Government bonds in Egypt benefited from expectations that foreign loans and investment will help shore up the country's struggling economy.
Petroleos Mexicanos (Pemex) | Bonds issued by the Mexican state-run petroleum company rallied on support from the newly elected president’s administration.
TOP PERFORMANCE DETRACTORS
Brazilian government bonds | Local-currency bonds in Brazil declined due to a significant depreciation in the Brazilian real versus the U.S. dollar.
WOM SA | Bonds issued by the Chilean telecommunication services company fell amid a challenging competitive landscape and difficulty refinancing an upcoming bond maturity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class NAV)	14.44%	1.85%	2.88%
JP Morgan EMBI Global Diversified Index	13.42%	0.41%	2.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,144,699,949
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 7,184,728
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,144,699,949
Total number of portfolio holdings	261
Total advisory fees paid (net)	$7,184,728
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	49.8%
Corporate bonds	47.3%
Private sector	26.2%
Quasi-sovereign	21.1%
Common stocks	0.1%
Short-term investments and other	2.8%
Country Composition
Mexico	7.3%
Indonesia	6.8%
Turkey	5.4%
Egypt	5.1%
Peru	4.7%
Saudi Arabia	4.3%
United States	4.1%
Brazil	3.9%
India	3.7%
Dominican Republic	3.3%
Other countries	51.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000153965 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class R2
Trading Symbol	JHEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class R2/JHEMX)	$109	1.02%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class R2/JHEMX) returned 14.16% for the year ended August 31, 2024. The most significant factor affecting fund performance during the period was a meaningful rally in emerging markets bonds, resulting primarily from declining inflation and interest rate cuts by central banks in many emerging market countries.
TOP PERFORMANCE CONTRIBUTORS
Argentinian government bonds | Denominated in U.S. dollars, these securities benefited from optimism surrounding lower inflation and potential fiscal reforms by the Argentinian government.
Egyptian government bonds | Government bonds in Egypt benefited from expectations that foreign loans and investment will help shore up the country's struggling economy.
Petroleos Mexicanos (Pemex) | Bonds issued by the Mexican state-run petroleum company rallied on support from the newly elected president’s administration.
TOP PERFORMANCE DETRACTORS
Brazilian government bonds | Local-currency bonds in Brazil declined due to a significant depreciation in the Brazilian real versus the U.S. dollar.
WOM SA | Bonds issued by the Chilean telecommunication services company fell amid a challenging competitive landscape and difficulty refinancing an upcoming bond maturity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class R2/JHEMX)	14.16%	1.56%	2.56%
JP Morgan EMBI Global Diversified Index	13.42%	0.41%	2.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,144,699,949
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 7,184,728
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,144,699,949
Total number of portfolio holdings	261
Total advisory fees paid (net)	$7,184,728
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	49.8%
Corporate bonds	47.3%
Private sector	26.2%
Quasi-sovereign	21.1%
Common stocks	0.1%
Short-term investments and other	2.8%
Country Composition
Mexico	7.3%
Indonesia	6.8%
Turkey	5.4%
Egypt	5.1%
Peru	4.7%
Saudi Arabia	4.3%
United States	4.1%
Brazil	3.9%
India	3.7%
Dominican Republic	3.3%
Other countries	51.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000153967 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class R6
Trading Symbol	JEMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class R6/JEMIX)	$83	0.77%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class R6/JEMIX) returned 14.42% for the year ended August 31, 2024. The most significant factor affecting fund performance during the period was a meaningful rally in emerging markets bonds, resulting primarily from declining inflation and interest rate cuts by central banks in many emerging market countries.
TOP PERFORMANCE CONTRIBUTORS
Argentinian government bonds | Denominated in U.S. dollars, these securities benefited from optimism surrounding lower inflation and potential fiscal reforms by the Argentinian government.
Egyptian government bonds | Government bonds in Egypt benefited from expectations that foreign loans and investment will help shore up the country's struggling economy.
Petroleos Mexicanos (Pemex) | Bonds issued by the Mexican state-run petroleum company rallied on support from the newly elected president’s administration.
TOP PERFORMANCE DETRACTORS
Brazilian government bonds | Local-currency bonds in Brazil declined due to a significant depreciation in the Brazilian real versus the U.S. dollar.
WOM SA | Bonds issued by the Chilean telecommunication services company fell amid a challenging competitive landscape and difficulty refinancing an upcoming bond maturity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class R6/JEMIX)	14.42%	1.86%	2.85%
JP Morgan EMBI Global Diversified Index	13.42%	0.41%	2.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,144,699,949
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 7,184,728
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,144,699,949
Total number of portfolio holdings	261
Total advisory fees paid (net)	$7,184,728
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	49.8%
Corporate bonds	47.3%
Private sector	26.2%
Quasi-sovereign	21.1%
Common stocks	0.1%
Short-term investments and other	2.8%
Country Composition
Mexico	7.3%
Indonesia	6.8%
Turkey	5.4%
Egypt	5.1%
Peru	4.7%
Saudi Arabia	4.3%
United States	4.1%
Brazil	3.9%
India	3.7%
Dominican Republic	3.3%
Other countries	51.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000140586 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset High Income Fund
Class Name	Class A
Trading Symbol	JIAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class A/JIAFX)	$96	0.89%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset High Income Fund (Class A/JIAFX) returned 14.91% (excluding sales charges) for the year ended August 31, 2024. The world financial markets gained ground in the annual period, with equities leading the way. Positive growth data and the start of interest-rate cuts by major central banks raised hopes that the global economy was on track for a “soft landing.” Bonds also produced gains, with credit-oriented categories generally outperforming the broader fixed-income market.
TOP PERFORMANCE CONTRIBUTORS
The multi-sector fixed-income portfolio | This segment of the fund generated strong absolute returns and made a sizable contribution to results. The fund’s Asia fixed-income portfolio further helped performance.
Equities | The equity portfolio delivered healthy, broad-based gains. NVIDIA Corp., Microsoft Corp. and Apple, Inc. were notable contributors.
TOP PERFORMANCE DETRACTORS
Specific holdings | While all of the fund’s major segments were positive, a number of individual securities - including Unilever PLC and Medical Properties Trust, Inc. (sold prior to year end) - finished with losses.
Energy stocks | Some of the fund’s holdings in the sector were pressured by lower prices for oil and natural gas. On the fixed-income side, certain positions experienced price weakness due to issuer-specific events.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multi-Asset High Income Fund (Class A/JIAFX)	9.70%	3.49%	3.47%
Multi-Asset High Income Fund (Class A/JIAFX)—excluding sales charge	14.91%	4.46%	3.95%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.65%
MSCI World Index	24.43%	13.11%	9.95%
20% MSCI USA High Dividend Yield Index / 10% MSCI World ex USA High Dividend Yield Index / 25% Bloomberg US Aggregate Credit - Corporate Investment Grade Index / 45% Bloomberg Global High Yield (USD Hedged) Index	14.71%	4.83%	5.21%
70% Bloomberg U.S. Aggregate Bond Index / 30% MSCI World Index	12.27%	4.00%	4.29%

Performance Inception Date	Nov. 14, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 115,125,646
Holdings Count | Holding	574
Advisory Fees Paid, Amount	$ 347,887
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$115,125,646
Total number of portfolio holdings	574
Total advisory fees paid (net)	$347,887
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	52.9%
Common stocks	32.3%
Term loans	2.7%
Asset backed securities	2.0%
Preferred securities	1.9%
U.S. Government Agency	1.1%
Convertible bonds	0.5%
Capital preferred securities	0.2%
Foreign government obligations	0.2%
Short-term investments and other	6.2%

Country Composition
United States	68.5%
Canada	4.3%
Japan	2.6%
United Kingdom	2.6%
Hong Kong	2.2%
France	2.2%
Netherlands	1.8%
Switzerland	1.6%
Ireland	1.6%
Luxembourg	1.2%
Other countries	11.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000140587 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset High Income Fund
Class Name	Class C
Trading Symbol	JIAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class C/JIAGX)	$175	1.64%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset High Income Fund (Class C/JIAGX) returned 13.95% (excluding sales charges) for the year ended August 31, 2024. The world financial markets gained ground in the annual period, with equities leading the way. Positive growth data and the start of interest-rate cuts by major central banks raised hopes that the global economy was on track for a “soft landing.” Bonds also produced gains, with credit-oriented categories generally outperforming the broader fixed-income market.
TOP PERFORMANCE CONTRIBUTORS
The multi-sector fixed-income portfolio | This segment of the fund generated strong absolute returns and made a sizable contribution to results. The fund’s Asia fixed-income portfolio further helped performance.
Equities | The equity portfolio delivered healthy, broad-based gains. NVIDIA Corp., Microsoft Corp. and Apple, Inc. were notable contributors.
TOP PERFORMANCE DETRACTORS
Specific holdings | While all of the fund’s major segments were positive, a number of individual securities - including Unilever PLC and Medical Properties Trust, Inc. (sold prior to year end) - finished with losses.
Energy stocks | Some of the fund’s holdings in the sector were pressured by lower prices for oil and natural gas. On the fixed-income side, certain positions experienced price weakness due to issuer-specific events.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multi-Asset High Income Fund (Class C/JIAGX)	12.95%	3.67%	3.19%
Multi-Asset High Income Fund (Class C/JIAGX)—excluding sales charge	13.95%	3.67%	3.19%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.65%
MSCI World Index	24.43%	13.11%	9.95%
20% MSCI USA High Dividend Yield Index / 10% MSCI World ex USA High Dividend Yield Index / 25% Bloomberg US Aggregate Credit - Corporate Investment Grade Index / 45% Bloomberg Global High Yield (USD Hedged) Index	14.71%	4.83%	5.21%
70% Bloomberg U.S. Aggregate Bond Index / 30% MSCI World Index	12.27%	4.00%	4.29%

Performance Inception Date	Nov. 14, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 115,125,646
Holdings Count | Holding	574
Advisory Fees Paid, Amount	$ 347,887
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$115,125,646
Total number of portfolio holdings	574
Total advisory fees paid (net)	$347,887
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	52.9%
Common stocks	32.3%
Term loans	2.7%
Asset backed securities	2.0%
Preferred securities	1.9%
U.S. Government Agency	1.1%
Convertible bonds	0.5%
Capital preferred securities	0.2%
Foreign government obligations	0.2%
Short-term investments and other	6.2%

Country Composition
United States	68.5%
Canada	4.3%
Japan	2.6%
United Kingdom	2.6%
Hong Kong	2.2%
France	2.2%
Netherlands	1.8%
Switzerland	1.6%
Ireland	1.6%
Luxembourg	1.2%
Other countries	11.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000140588 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset High Income Fund
Class Name	Class I
Trading Symbol	JIAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class I/JIAIX)	$69	0.64%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset High Income Fund (Class I/JIAIX) returned 15.19% for the year ended August 31, 2024. The world financial markets gained ground in the annual period, with equities leading the way. Positive growth data and the start of interest-rate cuts by major central banks raised hopes that the global economy was on track for a “soft landing.” Bonds also produced gains, with credit-oriented categories generally outperforming the broader fixed-income market.
TOP PERFORMANCE CONTRIBUTORS
The multi-sector fixed-income portfolio | This segment of the fund generated strong absolute returns and made a sizable contribution to results. The fund’s Asia fixed-income portfolio further helped performance.
Equities | The equity portfolio delivered healthy, broad-based gains. NVIDIA Corp., Microsoft Corp. and Apple, Inc. were notable contributors.
TOP PERFORMANCE DETRACTORS
Specific holdings | While all of the fund’s major segments were positive, a number of individual securities - including Unilever PLC and Medical Properties Trust, Inc. (sold prior to year end) - finished with losses.
Energy stocks | Some of the fund’s holdings in the sector were pressured by lower prices for oil and natural gas. On the fixed-income side, certain positions experienced price weakness due to issuer-specific events.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multi-Asset High Income Fund (Class I/JIAIX)	15.19%	4.72%	4.25%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.65%
MSCI World Index	24.43%	13.11%	9.95%
20% MSCI USA High Dividend Yield Index / 10% MSCI World ex USA High Dividend Yield Index / 25% Bloomberg US Aggregate Credit - Corporate Investment Grade Index / 45% Bloomberg Global High Yield (USD Hedged) Index	14.71%	4.83%	5.21%
70% Bloomberg U.S. Aggregate Bond Index / 30% MSCI World Index	12.27%	4.00%	4.29%

Performance Inception Date	Nov. 14, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 115,125,646
Holdings Count | Holding	574
Advisory Fees Paid, Amount	$ 347,887
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$115,125,646
Total number of portfolio holdings	574
Total advisory fees paid (net)	$347,887
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	52.9%
Common stocks	32.3%
Term loans	2.7%
Asset backed securities	2.0%
Preferred securities	1.9%
U.S. Government Agency	1.1%
Convertible bonds	0.5%
Capital preferred securities	0.2%
Foreign government obligations	0.2%
Short-term investments and other	6.2%

Country Composition
United States	68.5%
Canada	4.3%
Japan	2.6%
United Kingdom	2.6%
Hong Kong	2.2%
France	2.2%
Netherlands	1.8%
Switzerland	1.6%
Ireland	1.6%
Luxembourg	1.2%
Other countries	11.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000219602 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset High Income Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class NAV)	$56	0.52%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset High Income Fund (Class NAV) returned 15.29% for the year ended August 31, 2024. The world financial markets gained ground in the annual period, with equities leading the way. Positive growth data and the start of interest-rate cuts by major central banks raised hopes that the global economy was on track for a “soft landing.” Bonds also produced gains, with credit-oriented categories generally outperforming the broader fixed-income market.
TOP PERFORMANCE CONTRIBUTORS
The multi-sector fixed-income portfolio | This segment of the fund generated strong absolute returns and made a sizable contribution to results. The fund’s Asia fixed-income portfolio further helped performance.
Equities | The equity portfolio delivered healthy, broad-based gains. NVIDIA Corp., Microsoft Corp. and Apple, Inc. were notable contributors.
TOP PERFORMANCE DETRACTORS
Specific holdings | While all of the fund’s major segments were positive, a number of individual securities - including Unilever PLC and Medical Properties Trust, Inc. (sold prior to year end) - finished with losses.
Energy stocks | Some of the fund’s holdings in the sector were pressured by lower prices for oil and natural gas. On the fixed-income side, certain positions experienced price weakness due to issuer-specific events.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multi-Asset High Income Fund (Class NAV)	15.29%	4.66%	3.69%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.65%
MSCI World Index	24.43%	13.11%	9.95%
20% MSCI USA High Dividend Yield Index / 10% MSCI World ex USA High Dividend Yield Index / 25% Bloomberg US Aggregate Credit - Corporate Investment Grade Index / 45% Bloomberg Global High Yield (USD Hedged) Index	14.71%	4.83%	5.21%
70% Bloomberg U.S. Aggregate Bond Index / 30% MSCI World Index	12.27%	4.00%	4.29%

Performance Inception Date	Nov. 14, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 115,125,646
Holdings Count | Holding	574
Advisory Fees Paid, Amount	$ 347,887
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$115,125,646
Total number of portfolio holdings	574
Total advisory fees paid (net)	$347,887
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	52.9%
Common stocks	32.3%
Term loans	2.7%
Asset backed securities	2.0%
Preferred securities	1.9%
U.S. Government Agency	1.1%
Convertible bonds	0.5%
Capital preferred securities	0.2%
Foreign government obligations	0.2%
Short-term investments and other	6.2%

Country Composition
United States	68.5%
Canada	4.3%
Japan	2.6%
United Kingdom	2.6%
Hong Kong	2.2%
France	2.2%
Netherlands	1.8%
Switzerland	1.6%
Ireland	1.6%
Luxembourg	1.2%
Other countries	11.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000140589 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset High Income Fund
Class Name	Class R6
Trading Symbol	JIASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class R6/JIASX)	$57	0.53%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset High Income Fund (Class R6/JIASX) returned 15.30% for the year ended August 31, 2024. The world financial markets gained ground in the annual period, with equities leading the way. Positive growth data and the start of interest-rate cuts by major central banks raised hopes that the global economy was on track for a “soft landing.” Bonds also produced gains, with credit-oriented categories generally outperforming the broader fixed-income market.
TOP PERFORMANCE CONTRIBUTORS
The multi-sector fixed-income portfolio | This segment of the fund generated strong absolute returns and made a sizable contribution to results. The fund’s Asia fixed-income portfolio further helped performance.
Equities | The equity portfolio delivered healthy, broad-based gains. NVIDIA Corp., Microsoft Corp. and Apple, Inc. were notable contributors.
TOP PERFORMANCE DETRACTORS
Specific holdings | While all of the fund’s major segments were positive, a number of individual securities - including Unilever PLC and Medical Properties Trust, Inc. (sold prior to year end) - finished with losses.
Energy stocks | Some of the fund’s holdings in the sector were pressured by lower prices for oil and natural gas. On the fixed-income side, certain positions experienced price weakness due to issuer-specific events.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multi-Asset High Income Fund (Class R6/JIASX)	15.30%	4.84%	4.36%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.65%
MSCI World Index	24.43%	13.11%	9.95%
20% MSCI USA High Dividend Yield Index / 10% MSCI World ex USA High Dividend Yield Index / 25% Bloomberg US Aggregate Credit - Corporate Investment Grade Index / 45% Bloomberg Global High Yield (USD Hedged) Index	14.71%	4.83%	5.21%
70% Bloomberg U.S. Aggregate Bond Index / 30% MSCI World Index	12.27%	4.00%	4.29%

Performance Inception Date	Nov. 14, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 115,125,646
Holdings Count | Holding	574
Advisory Fees Paid, Amount	$ 347,887
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$115,125,646
Total number of portfolio holdings	574
Total advisory fees paid (net)	$347,887
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	52.9%
Common stocks	32.3%
Term loans	2.7%
Asset backed securities	2.0%
Preferred securities	1.9%
U.S. Government Agency	1.1%
Convertible bonds	0.5%
Capital preferred securities	0.2%
Foreign government obligations	0.2%
Short-term investments and other	6.2%

Country Composition
United States	68.5%
Canada	4.3%
Japan	2.6%
United Kingdom	2.6%
Hong Kong	2.2%
France	2.2%
Netherlands	1.8%
Switzerland	1.6%
Ireland	1.6%
Luxembourg	1.2%
Other countries	11.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.